Cost and Expenses by Nature - Summary of Cost of Sales (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of right-of-use asset			$ 481,244	$ 421,872	$ 598,031
Cost of sales	$ 12,490,108	$ 9,618,847	34,414,213	26,733,603
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs			34,235,653	26,603,732
Depreciation of property, furniture, equipment, and lease-hold improvements			91,011	66,244
Depreciation of right-of-use asset			87,549	63,627
Cost of sales			$ 34,414,213	$ 26,733,603